Pension and Postretirement Benefits - Schedule of Change in PBO Recognized in OCI (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Translation difference	$ (923,929)	$ 96,848	$ (70,893)
Net amount recognised in other comprehensive income for the year	21,889	(8,244)	17,778	[1]
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Additional (gain) loss arising during the year	2,371	(11,493)	13,223
Less re-classified (gain) loss amortization	(6,509)	(4,538)	(3,103)
Additional prior service cost (credit) from plan amendment	(1,946)		3,290
Less re-classified prior service cost amortization	1,495	1,886	2,032
Translation difference	14,115	2,303	(161)
Net amount recognised in other comprehensive income for the year	$ 19,554	$ (6,538)	$ 17,423

[1]	See Note 4(f)